Auditor’s Remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Summary of Detailed Information About Auditor's Remuneration

The following fees were paid or payable for services provided by PricewaterhouseCoopers Australia (PwC) as the auditor of the Company:

	Year End December 31,
(in U.S. dollars)	2025	2024	2023
Audit fees	$429,478	$423,235	$412,793
Audit-related fees	10,975	10,391	—
Other fees in relation to prior year's audit	199,982	42,222	8,382
Other assurance services	10,635	13,811	13,291
All other fees	2,000	—	—
Total	$653,071	$489,659	$434,466